Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 17, 2012
Registrant Name	dei_EntityRegistrantName	UBS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000873803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 17, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011

UBS U.S. Allocation Fund (Prospectus Summary): | UBS U.S. Allocation Fund
UBS U.S. Allocation Fund
UBS Investment Trust

UBS U.S. Allocation Fund

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the ���Prospectus���) and the Statement of Additional Information (the ���SAI���), each dated December 29, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the UBS U.S. Allocation Fund (the ���Fund���) of UBS Investment Trust will be automatically converted into Class A shares of the Fund.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the Fund in the Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

ZS-512

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
UBS U.S. Allocation Fund (Prospectus Summary): | UBS U.S. Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS U.S. Allocation Fund
Supplement Text	ck0000873803_SupplementTextBlock
UBS Investment Trust

UBS U.S. Allocation Fund

Supplement to the prospectus relating to Class A, Class B, Class C and Class Y shares (the ���Prospectus���) and the Statement of Additional Information (the ���SAI���), each dated December 29, 2011

January 17, 2012

Dear Investor:

The purpose of this supplement is to inform you that effective March 1, 2012, all remaining outstanding Class B shares of the UBS U.S. Allocation Fund (the ���Fund���) of UBS Investment Trust will be automatically converted into Class A shares of the Fund.

Upon the conversion of Class B shares into Class A shares, each Class B shareholder will own Class A shares having an aggregate value equal to the aggregate value of Class B shares held by that shareholder as of the close of business on March 1, 2012. Any deferred sales charges or redemption fees applicable to Class B shares will be waived in connection with the conversion to Class A shares, and the lower 12b-1 fee currently applicable to Class A shares will then apply to the converted shares. It is anticipated that the conversion of Class B shares into Class A shares will be tax-free for fund shareholders.

Accordingly, effective March 1, 2012, all references to Class B shares of the Fund in the Prospectus and the SAI are hereby deleted.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

ZS-512

UBS U.S. Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTAX
UBS U.S. Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTBX
UBS U.S. Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KPAAX
UBS U.S. Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTYX